Operating costs Key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Analysis of income and expense [abstract]
Short-term employee benefits	£ 8	£ 8	£ 9
Post-employment benefits	1	1	1
Share-based payments	3	6	4
Total key management compensation	£ 12	£ 15	£ 14